Note 8 - Bank Loans And Overdrafts	12 Months Ended
Dec. 31, 2011
BANK LOANS AND OVERDRAFTS
BANK LOANS AND OVERDRAFTS

8.                  BANK LOANS AND OVERDRAFTS

        Bank  loans and overdrafts consist of the following:

	As of December 31,
	2010	2011
Bank loans and overdrafts	$ 25,259	$13,886
Trust receipts	42,092	38,927
Total bank loans and overdrafts	$ 67,351	$ 52,813

Under line of credit arrangements for short-term debt with the Company’s bankers, the Company may borrow up to approximately $316,369 (2010: $292,833) on such terms as the Company and the banks may mutually agree upon.  These arrangements do not have termination dates but are reviewed annually for renewal.  As of December 31, 2011, the unused portion of the credit lines was approximately $224,640 (2010: $209,634), which included unused letters of credit amounting to $128,409 (2010: $128,211). Letters of credit are issued by the Company in the ordinary course of business through major financial institutions as required by certain vendor contracts. As of December 31, 2011, the Company had open letters of credit totaling $49,596 (2010: $53,724). Liabilities relating to the letters of credit are included in current liabilities.

            The credit lines of the Company were collateralized by:

(i)                 Mortgage of the Company’s land, buildings, machinery and equipment with a total carrying amount of $15,792 at December 31, 2011 (2010: $17,177);

(ii)               Pledge of short-term deposits and accounts receivables of $12,024 at December 31, 2011 (2010: $16,104);

(iii)             Pledge of not fewer than 112 million shares of Charoong Thai; and

(iv)             Corporate guarantee issued by the Company and a subsidiary of the Company.

(v)               A trading facility was secured by the assets with total carrying amount of $31,414  of a subsidiary as at December 31, 2011 (2010:$28,484).

            The weighted average interest rates on bank loans and overdrafts as of December 31, 2009, 2010 and 2011 were 4.4%, 3.6% and 3.7% per annum, respectively.

During 2011, CCH (HK) entered into a bank loan agreement with Bangkok Bank Hong Kong Branch with a total cash loan of US$ 14 million and a trade facility of US$ 8 million. The cash loan carries an interest rate of SIBOR (Singapore Inter-bank Borrowing Rate) plus 2.5% for a period of 5.5 years, adjusted quarterly as the SIBOR fluctuates. The bank loan is guaranteed by the Company, as guarantor.  As of December 31, 2011, CCH (HK) was not in compliance with certain financial and non-financial loan covenants and the cash loan would become callable on demand. The outstanding balance was classified as a current liability as of December 31, 2011. The Company started negotiation in December 2011 with the Bank on revising the loan covenants and issuing waiver for the default. Up to the date of these financial statements, the negotiation is still in process.